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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: 12/31/05
 ss                                           --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    TA Associates, Inc.
          ---------------------------------------------
 Address: 125 High St.
          ---------------------------------------------
          Boston, MA 02110
          ---------------------------------------------
 Form 13F File Number:  28-06148
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all
 information contained herein is true, correct and complete, and that it is understood that all required items, statements,
 schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    Thomas P. Alber
          ---------------------------------------------
 Title:   Chief Financial Officer
          ---------------------------------------------
 Phone:   617.574.6735
          ---------------------------------------------
 Signature, Place, and Date of Signing:

 /s/ Thomas P. Alber      Boston, MA                     02/13/06
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]
 Report Type (Check only one.):
 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this
     report and a portion are reported by other reporting
     manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:                   0
                                         -------------------
 Form 13F Information Table Entry Total:     33,674,882
                                         -------------------
 Form 13F Information Table Value Total: $      374,427
                                         -------------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

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
                                    Form 13F


Page _1_ of _1_                                  Name of Reporting Manager:  TA Associates, Inc. 12/31/05
                                                                             ----------------------------
---------------------------------------------------------------------------------------------------------
                                                                                           Item 5:
              Item 1:                 Item 2:        Item 3:           Item 4:            Shares of

           Name of Issuer          Title of Class     CUSIP          Fair Market          Principal
                                                      Number            Value               Amount

--------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation         Common      03074K 10 0         $    1,270,920          52,955
--------------------------------------------------------------------------------------------------------
BSQUARE Corporation                    Common      11776U 30 0         $    3,644,695       1,124,906
--------------------------------------------------------------------------------------------------------
Intercontinental Exchange, Inc.        Common      45865V 10 0         $   63,980,738       1,770,848
--------------------------------------------------------------------------------------------------------
Lawson Software, Inc.                  Common      520780 10 7         $   16,760,435       2,283,438
--------------------------------------------------------------------------------------------------------
Natrol, Inc.                           Common      638789 10 7         $    2,435,659       1,561,320
--------------------------------------------------------------------------------------------------------
NetScout Systems, Inc.                 Common      64115T 10 4         $   23,672,958       4,400,178
--------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.       Common      88023U 10 1         $  251,320,299      21,853,939
--------------------------------------------------------------------------------------------------------
WebSideStory, Inc.                     Common      947685 10 3         $   11,341,548         627,298
--------------------------------------------------------------------------------------------------------
                  COLUMN TOTALS                                           374,427,252      33,674,882
--------------------------------------------------------------------------------------------------------

                                                                                      ----------------------------------
                                                                                                (SEC USE ONLY)

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                                                   Item 6:                                         Item 8:
              Item 1:                       Investment Discretion         Item 7:         Voting Authority (Shares)
                                   ------------------------------------               ---------------------------------
           Name of Issuer                     (b) Shared-                 Managers
                                   (a) Sole    As Defined  (c) Shared-  See Instr. V  (a) Sole   (b) Shared    (c) None
                                              in Instr. V      Other
-----------------------------------------------------------------------------------------------------------------------
Ameritrade Holding Corporation        X                                                  X
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BSQUARE Corporation                   X                                                  X
-----------------------------------------------------------------------------------------------------------------------
InterContinental Exchange, Inc.       X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc.                 X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Natrol, Inc.                          X                                                  X
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NetScout Systems, Inc.                X                                                  X
-----------------------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc.      X                                                  X
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WebSideStory, Inc.                    X                                                  X
-----------------------------------------------------------------------------------------------------------------------
                  COLUMN TOTALS
-----------------------------------------------------------------------------------------------------------------------